                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [ ]; Amendment Number:______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing: /s/ Faris F. Chesley
                                       ------------------------
                                       Chicago, Illinois
                                       May 8, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 149

Form 13F Information Table Value Total:   249290
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

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                           FORM 13F INFORMATION TABLE

FORM 13F
31-Mar-09

                                                                                                        Voting Authority
                                                          Value   Shares/ Sh/ Put/ Invstmt   Other  ------------------------
        Name of Issuer         Title of class   CUSIP   (x$1000)  Prn Amt Prn Call Dscretn Managers   Sole   Shared   None
------------------------------ -------------- --------- -------- -------- --- ---- ------- -------- -------- ------ --------
3M Company                           COM      88579y101    1414     28430  SH        Sole              27034            1396
Abbott Labs                          COM      002824100    1096     22983  SH        Sole              14288            8695
ABN AMRO Capital Funding Trust       PFD      00372Q201     140     20900  SH        Sole               7000           13900
Accenture, Ltd.                      COM      G1150G111    2011     73145  SH        Sole              64620            8525
Adobe Systems Inc.                   COM      00724F101    1229     57463  SH        Sole              54110            3303
Air Products & Chemicals, Inc.       COM      009158106    1047     18605  SH        Sole              18060             525
Alcon Inc.                           COM      h01301102     431      4740  SH        Sole               3900             840
American Growth Fund of Americ                399874403     799  40917.05  SH        Sole                           40816.73
American New Perspective Fund                 648018406     173  9895.914  SH        Sole           2684.483        7211.431
Amgen, Inc.                          COM      031162100     225      4536  SH        Sole               4536
Amphenol Corporation                 COM      032095101    2556     89710  SH        Sole              82610            7100
AON Corp                             COM      037389103      97      2385  SH        Sole               1585             800
Apache Corp                          COM      037411105    1112     17350  SH        Sole              14750            2600
Apple, Inc.                          COM      037833100    2703     25715  SH        Sole              24210            1475
AT&T Inc. - (New)                    COM      00206R102    5823    231064  SH        Sole              39290          191774
Autodesk, Inc.                       COM      052769106     260     15472  SH        Sole              15472
Automatic Data Processing            COM      053015103     208      5930  SH        Sole               5630             300
Bank of America Corporation          COM      060505104     913    133944  SH        Sole             133944
Barclay's Bank PLC Pfd 8.125%        PFD      06739h362     240     18000  SH        Sole               5000           13000
Barclays Bank PLC Pfd. 6.625%        PFD      06739f390     468     43410  SH        Sole              24910           18500
Barclays Bank PLC Pfd. 7.75%         PFD      06739H511     214     17200  SH        Sole              11300            5900
Becton Dickinson & Company           COM      075887109     444      6600  SH        Sole               4300            2300
Bed Bath & Beyond, Inc.              COM      075896100     358     14450  SH        Sole              13025            1425
BP PLC ADR United Kingdom            COM      055622104    1327     33085  SH        Sole              24250            8835
Bristol Meyers Squibb Co             COM      110122108     633     28900  SH        Sole              21810            7090
C.R. Bard, Inc.                      COM      067383109    1024     12850  SH        Sole               1000           11850
Central Fund Canada Cl A             ETF      153501101     189     15850  SH        Sole                              15850

Chevron Corp                         COM      166764100    3489     51888  SH        Sole              33356           18532
Cisco Systems                        COM      17275R102    2749    163903  SH        Sole             138428           25375
Citigroup Inc.                       COM      172967101      54     21200  SH        Sole              21200
Coca-Cola Company                    COM      191216100     975     22175  SH        Sole              11810           10365
Cognizant Technology Solutions       COM      192446102    2752    132380  SH        Sole             119160           13160
Colgate Palmolive Company            COM      194162103     496      8405  SH        Sole               4405            4000
ConocoPhillips                       COM      20825c104    2651     67700  SH        Sole               2750           64950
Covance, Inc.                        COM      222816100     402     11280  SH        Sole               7855            3425
Crane Co.                            COM      224399105     342     20250  SH        Sole              20250
CVS Caremark Corp                    COM      126650100     283     10304  SH        Sole               2700            7604
Danaher Corp                         COM      235851102    1097     20230  SH        Sole              13830            6400
Deutsche Bank Capital Funding        PFD      25153u204     219     18500  SH        Sole               5100           13400
Devon Energy Corporation             COM      25179m103     260      5825  SH        Sole                300            5525
Dominion Resources                   COM      25746U109     211      6820  SH        Sole               4400            2420
Duke Energy Corp                     COM      26441C105     231     16152  SH        Sole              15652             500
E I DuPont De Nemours & Co           COM      263534109    1363     61017  SH        Sole              55917            5050
Ecolab Inc.                          COM      278865100    8281    238433  SH        Sole              99549          138834
Emerson Electric                     COM      291011104     756     26440  SH        Sole              25740             700
Express Scripts Inc Cl A             COM      302182100    8874    192203  SH        Sole              60604          131549
Exxon Mobil Corp                     COM      30231g102   10896    160004  SH        Sole              55730          104274
FedEx Corp                           COM      31428x106     473     10640  SH        Sole               9565            1055
Financial Select Sector SPDR F       ETF      81369Y605     151     17100  SH        Sole              17100
FPL Group Inc.                       COM      302571104     388      7650  SH        Sole               5050            2600
Freeport McMoran Copper & Gold       COM      35671D857     549     14400  SH        Sole                300           14100
Genentech Inc.                       COM      368710406    1665     17530  SH        Sole               1830           15700
General Electric Co.                 COM      369604103    2335    230962  SH        Sole             183322           47640
General Mills Inc.                   COM      370334104    4123     82650  SH        Sole              21562           61088
Genesis Lease Limited ADR            COM      37183T107      48     17400  SH        Sole              12900            4500
Genzyme Corp General                 COM      372917104     553      9310  SH        Sole               7920            1390
Goldman Sachs Group, Inc.            COM      38141G104    1760     16605  SH        Sole              15820             775
Google Inc.                          COM      38259P508    6227     17892  SH        Sole               6632           11245
Grainger WW Inc                      COM      384802104     239      3400  SH        Sole               2000            1400
Heinz H J Company                    COM      423074103     899     27200  SH        Sole              21460            5715
Hewlett-Packard Company              COM      428236103    4736    147736  SH        Sole              12479          135257
Home Depot Inc.                      COM      437076102     372     15775  SH        Sole              15300             475
Honeywell International              COM      438516106    1406     50480  SH        Sole              43705            6725
HSBC Holdings PLC 8.125%             PFD      404280703     644     32200  SH        Sole              25200            7000

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
HSBC Holdings PLC Series A 6.2       PFD      404280604     433     29100  SH        Sole               5100           24000
Illinois Tool Works, Inc.            COM      452308109    1780     57714  SH        Sole              52852            4812
Ing Groep NV 6.375% Pfd.             PFD      456837608     450     54100  SH        Sole              24750           29350
ING Groep NV 8.50%                   PFD      456837806     133     12200  SH        Sole              11200            1000
Intel Corporation                    COM      458140100     425     28283  SH        Sole              16683           11600
International Business Machine       COM      459200101    4597     47442  SH        Sole               9769           37673
Intuit Inc.                          COM      461202103     232      8600  SH        Sole               8600
iPATH Dow Jones AIG Commodity        ETF      06738C778     655     19820  SH        Sole              19045             775
iShares Barclays Aggregate Bon       ETF      464287226    2264     22309  SH        Sole              18506            3703
iShares iBoxx Inv Grade Corp B       ETF      464287242     549      5833  SH        Sole               4600            1233
iShares Lehman 1-3 Yr Credit B       ETF      464288646     329      3325  SH        Sole               3325
iShares Lehman US Treasury INF       ETF      464287176    1136     11060  SH        Sole               8760            2300
iShares MSCI Canada Index Fund       ETF      464286509     234     14200  SH        Sole              11850            2350
iShares MSCI Emerging Mkt            ETF      464287234    1118     45055  SH        Sole              38135            6920
iShares Nasdaq Biotech Index         ETF      464287556    2024     30510  SH        Sole              27795            2675
iShares Russell Midcap Index F       ETF      464287499     326      6039  SH        Sole               6039
iShares S&P Smallcap 600 Index       ETF      464287804    1347     37026  SH        Sole              31271            5755
iShares Trust MSCI EAFE Index        ETF      464287465    4501    119731  SH        Sole             104239           15492
iShares Trust S&P MidCap 400 I       ETF      464287507    2650     54455  SH        Sole              46109            8346
Jacobs Engineering                   COM      469814107    2180     56395  SH        Sole              51820            4575
Johnson & Johnson                    COM      478160104    8574    163000  SH        Sole              83010           79960
Johnson Controls, Inc.               COM      478366107     162     13534  SH        Sole              13534
JPMorgan Chase & Co.                 COM      46625h100    1012     38078  SH        Sole              35844            2184
Kimberly Clark Corporation           COM      494368103     323      7000  SH        Sole               7000
Kraft Foods Inc                      COM      50075n104     977     43828  SH        Sole              35577            8201
L-3 Communications Holdings, I       COM      502424104    1080     15925  SH        Sole              15125             800
Laboratory Corp                      COM      50540R409    3779     64615  SH        Sole               1392           63223
LeCroy Corporation                   COM      52324W109      31     10000  SH        Sole                              10000
Lowes Companies Inc.                 COM      548661107     734     40200  SH        Sole              36200            4000
McDonalds Corporation                COM      580135101    1269     23259  SH        Sole              20986            2273
Medco Health Solutions, Inc.         COM      58405u102     224      5416  SH        Sole               4560             856
Medtronic Inc.                       COM      585055106     652     22120  SH        Sole              18070            4000
Merck & Co., Inc.                    COM      589331107     416     15567  SH        Sole              15567
Metropolitan Life Insurance Co       COM      59156r108     716     31430  SH        Sole              28405            3025
Microsoft Corporation                COM      594918104    2320    126299  SH        Sole              39378           86921
National Fuel Gas Co                 COM      636180101     383     12500  SH        Sole                              12500
Northern Trust Company               COM      665859104    6009    100450  SH        Sole              37112           63338

Novartis AG ADR                      COM      66987v109     709     18730  SH        Sole              16355            2375
O.T. Mining Corporation              COM      671061109      11     30000  SH        Sole                              30000
Omnicom Group                        COM      681919106    1215     51930  SH        Sole              47200            4730
Oracle Corp                          COM      68389X105    1994    110325  SH        Sole              81950           28375
Paychex Inc.                         COM      704326107     263     10250  SH        Sole               1050            9200
Pepsico Inc.                         COM      713448108    7425    144228  SH        Sole              50388           93840
PETsMART, Inc.                       COM      716768106     216     10300  SH        Sole               3300            7000
Pfizer, Inc                          COM      717081103    2111    155013  SH        Sole             127734           27279
Pharmaceutical Product Develop       COM      717124101     704     29700  SH        Sole              24950            4750
Philip Morris International, I       COM      718172109    4257    119658  SH        Sole              10246          109312
Plains All Amer Pipeline L.P.                 726503105     368     10000  SH        Sole              10000
Praxair Inc.                         COM      74005P104    1634     24285  SH        Sole              22535            1750
PrivateBancorp, Inc.                 COM      742962103     486     33643  SH        Sole              15843           17800
Procter & Gamble Company             COM      742718109   10159    215746  SH        Sole             109835          105876
Qualcomm Inc.                        COM      747525103    9956    255862  SH        Sole             100945          154777
Quest Diagnostics, Inc.              COM      74834l100     423      8900  SH        Sole                               8900
Ralcorp Holdings Inc.                COM      751028101    1051     19512  SH        Sole              18112            1350
Raytheon Co                          COM      755111507     261      6702  SH        Sole               6702
Regeneron Pharmaceuticals, Inc       COM      75886f107     251     18100  SH        Sole                              18100
Royal Bk Scotland Group Plc 6.       PFD      780097796      98     17150  SH        Sole              13900            3250
Royal Bk Scotland Group PLC 7.       PFD      780097713     105     16800  SH        Sole              11000            5800
Royal Dutch Shell PLC ADR CL A       COM      780259206     679     15321  SH        Sole              10371            4950
Schlumberger Ltd                     COM      806857108    1399     34450  SH        Sole              30965            3485
Sinofert Holdings Ltd.(Hong Ko       COM        B0CJMD1      23     52000  SH        Sole                              52000
SPDR Gold Trust                      ETF      78463V107    4012     44440  SH        Sole                500           43940
SPDR Trust, Series 1                 ETF      78462f103    1680     21123  SH        Sole              15325            5798
St. Jude Medical                     COM      790849103    1306     35935  SH        Sole              26810            9125
Starbucks Corp                       COM      855244109    1092     98266  SH        Sole              96536            1660
Stericycle Inc.                      COM      858912108    2802     58715  SH        Sole              52805            5850
Stryker Corporation                  COM      863667101     977     28705  SH        Sole              21530            7175
Sysco Corp                           COM      871829107    2002     87820  SH        Sole              57253           30567
Target Corporation                   COM      87612e106    1384     40255  SH        Sole              35125            5130
Teva Pharmaceutical Industries       COM      881624209    1605     35625  SH        Sole              27450            8175
Texas Instruments Inc.               COM      882508104     616     37300  SH        Sole              29175            8125
Thermo Fisher Scientific, Inc.       COM      883556102    7628    213853  SH        Sole              64049          149804
United Technologies Corp             COM      913017109     318      7410  SH        Sole               3510            3900
Vanguard FTSE All-World Ex-US        ETF      922042775    2997    106575  SH        Sole              91075           15500

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
Vanguard Total Bond Market Fun       ETF      921937835    2520     32665  SH        Sole              12590           20075
Vanguard Total Stock Market VI       ETF      922908769     532     13439  SH        Sole              13439
Vectren Corporation                  COM      92240g101     385     18250  SH        Sole              18250
Verizon Communications               COM      92343V104    5161    170891  SH        Sole              15843          155048
Videorec Technologies-Private        COM      926990656       0     18438  SH        Sole                              18438
Wal Mart Stores, Inc.                COM      931142103     297      5700  SH        Sole               5400             300
Walgreen Co                          COM      931422109    7496    288747  SH        Sole             111225          177382
Walt Disney Productions              COM      254687106     207     11402  SH        Sole               2002            9400
Wells Fargo Company                  COM      949746101    1435    100740  SH        Sole              91490            9250
Wells Fargo IX-5.625%                PFD      94979P203     269     18600  SH        Sole              12600            6000
Wyeth                                COM      983024100     661     15361  SH        Sole              15361
REPORT SUMMARY                              149 DATA RECORDS 249290         0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED